Stockholders' Equity (Schedule of Common Stock Reserved for Future Issuance) (Details) - shares	Dec. 31, 2015	Mar. 31, 2015
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	13,920,938	8,810,699
Class A and B convertible preferred stock converted to common stock
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	2,473,303	1,541,148
Exercise Of Stock Options [Member]
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	4,002,899	1,793,745
Exercise Of Warrants [Member]
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	7,444,736	5,475,806